RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(e) filing relates to, and incorporates by reference, the supplement dated July 30, 2012 to the Prospectus for Van Eck VIP Multi-Manager Alternatives Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 30, 2012 (Accession No. 0000930413-12-004181).